INCOME TAXES - Schedule of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal	$ 1,133	$ 720	$ 262
Current tax (benefit) expense:	985	9,835	18,828
Deferred tax (benefit) expense:
Federal	(115)	354	185
Deferred tax (benefit) expense:	(35,044)	(23,168)	(698)
Total	(34,059)	(13,333)	18,130
U.S.
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	(32,570)	(17,422)	2,706
Deferred tax (benefit) expense:
Foreign	(12,900)	(990)	(298)
Foreign - excluding the U.S. and Ireland
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Foreign	32,422	26,537	15,860
Deferred tax (benefit) expense:
Foreign	$ (22,029)	$ (22,532)	$ (585)